Document and Entity Information	8 Months Ended	11 Months Ended
	Sep. 30, 2012	Jan. 04, 2013	Oct. 31, 2012
Document - Document and Entity Information [Abstract]
Entity Registrant Name	AMERICAN REALTY CAPITAL TRUST IV, INC.
Entity Central Index Key	0001545208
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-11
Document Period End Date		Jan. 04, 2013
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Amendment Flag	false
Common Stock, Shares, Outstanding	374,760		2,824,010